Earnings Per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings (loss) per common share:
Net income (loss)	$ 2,203,000	$ (1,572,000)	$ 740,000	$ 1,451,000	$ (1,021,000)	$ 1,516,000	$ 1,408,000	$ 954,000	$ 2,822,000	$ 2,857,000	$ (3,552,000)
Less: Preferred stock dividends									1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	72,000	72,000	396,000	119,000	119,000	119,000	119,000	119,000	659,000	476,000	476,000
Net income (loss) available to common shareholders	1,900,000	(1,872,000)	48,000	962,000	(1,522,000)	1,018,000	907,000	465,000	1,038,000	868,000	(5,541,000)
Basic earnings (loss) per share	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ (0.31)	$ 0.21	$ 0.19	$ 0.10	$ 0.21	$ 0.18	$ (1.15)
Diluted earnings (loss) per common share:
Net income (loss)	2,203,000	(1,572,000)	740,000	1,451,000	(1,021,000)	1,516,000	1,408,000	954,000	2,822,000	2,857,000	(3,552,000)
Less: Preferred stock dividends									1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	72,000	72,000	396,000	119,000	119,000	119,000	119,000	119,000	659,000	476,000	476,000
Net income (loss) available to common shareholders	$ 1,900,000	$ (1,872,000)	$ 48,000	$ 962,000	$ (1,522,000)	$ 1,018,000	$ 907,000	$ 465,000	$ 1,038,000	$ 868,000	$ (5,541,000)
Average shares outstanding									4,839,114	4,839,114	4,839,114
Effect of dilutive stock options									0	0	0
Average shares outstanding including dilutive stock options									4,839,114	4,839,114	4,839,114
Diluted earnings (loss) per share	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ (0.31)	$ 0.21	$ 0.19	$ 0.10	$ 0.21	$ 0.18	$ (1.15)